Activity in Allowance for Loan Losses (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period				$ 4,727,000				$ 4,511,000	$ 4,727,000	$ 4,511,000
Loans charged-off									(759,000)	(1,190,000)
Recoveries on loans previously charged-off									684,000	178,000
Net Charge-offs									(75,000)	(1,012,000)
Provision for Loan Losses	59,000	360,000	349,000	311,000	484,000	371,000	221,000	152,000	1,075,983	1,228,016
Balance at end of period	5,728,000				4,727,000				5,728,000	4,727,000
Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(457,000)	(821,000)
Recoveries on loans previously charged-off									600,000	83,000
Installment and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(197,000)	(203,000)
Recoveries on loans previously charged-off									66,000	70,000
Commercial Financial And Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(105,000)	(166,000)
Recoveries on loans previously charged-off									$ 18,000	$ 25,000